SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

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CONVERTIBLE PROMISSORY NOTES

At October 10, 2013, we have outstanding  secured  convertible  promissory notes totaling $2,135,000.  Such notes are due starting January 2014 through September

2014of issuance and are convertible  into shares of our common stock in whole or in part at a  conversion  price  of  $3.60  per  share.  The  conversion  of the convertible  promissory  notes  into  shares of our  common  stock  could have a dilutive  effect to the  holdings of our existing  shareholders.  The funds from this offering  were used towards the purchase of the  remaining  37.5% WI in the

Five JABS property discussed above.

The Secured Convertible Promissory Notes are secured by the Company's 75% of the right,  title and working  interest in 1,955 gross  leasehold acres including 13 producing  wells,  9 service  wells and 14 additional  wellbores  located in the

States of Texas and Louisiana, the Five JABS properties.

Further,  $600,000 of the Secured  Convertible  Promissory Notes are held by Mr.

Charles  Pollard and Mr.  Lester  Ranew,  officers and  directors of the Company

($300,000 each).

FIVE JAB PROPERTIES

On October 1, 2013, the Company  acquired an additional 37.5% WI in the Five Jab properties in exchange for $1,942,143 in cash.